Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Non-current assets
Property, plant and equipment	$ 7,769	$ 7,033	$ 5,800
Goodwill and intangible assets	68,263	66,474	64,754
Deferred tax assets	9,047	8,968	8,698
Other assets	701	779	771
Total non-current assets	85,780	83,254	80,023
Current assets
Inventories	34,818	34,179	32,805
Trade and other receivables	23,138	22,118	20,740
Income tax receivable	1,287	1,234	1,440
Cash and cash equivalents	49,426	53,895	57,607
Total current assets	108,669	111,426	112,592
TOTAL ASSETS	194,449	194,680	192,615
Equity attributable to the equity holders of the parent
Share capital	1,224	1,224	1,224
Share premium	16,187	16,187	16,187
Accumulated surplus	47,430	46,837	46,157
Other reserves	1,853	1,529	1,628
Total equity	66,694	65,777	65,196
Current liabilities
Income tax payable	252	344	310
Trade and other payables	20,494	21,761	20,870
Provisions	50	50	50
Total current liabilities	20,796	22,155	21,230
Non-current liabilities
Exchangeable senior note payable	95,179	95,167	94,825
Other payables	341	453	532
Deferred tax liabilities	11,439	11,128	10,832
Total non-current liabilities	106,959	106,748	106,189
TOTAL LIABILITIES	127,755	128,903	127,419
TOTAL EQUITY AND LIABILITIES	$ 194,449	$ 194,680	$ 192,615